GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at September 30, 2022 (Unaudited)

Shares	Common Stocks: 98.6%	Value
	Energy - Alternate Sources: 0.9%
662	Maxeon Solar Technologies Ltd	$15,736
5,250	SunPower Corp.*	120,960
		136,696

	Oil & Gas - Exploration & Production: 25.6%
10,275	Canadian Natural Resources Ltd.	478,305
7,477	ConocoPhillips	765,196
2,074,051	Deltic Energy PLC	74,410
10,647	Devon Energy Corp.	640,204
4,630	Diamondback Energy Inc.	557,730
47,993	Diversified Energy Co., PLC	69,700
256,010	EnQuest PLC*	75,273
4,995	EOG Resources Inc.	558,091
137,690	Pharos Energy PLC	30,424
2,548	Pioneer Natural Resources Company	551,718
5,221,570	Reabold Resources PLC*	14,148
		3,815,199
	Oil & Gas - Field Services: 6.9%
8,333	Halliburton Company	205,159
23,840	Helix Energy Solutions Group, Inc.*	92,022
15,043	Schlumberger Ltd.	540,044
9,039	Baker Hughes Company	189,458
		1,026,683
	Oil & Gas - Integrated: 57.4%
146,269	BP PLC	699,876
30,410	Cenovus Energy Inc.	467,169
6,068	Chevron Corp.	871,790
414,000	China Petroleum & Chemical	177,616
34,004	Eni SpA	361,411
22,847	Equinor ASA	750,250
10,694	Exxon Mobil Corp.	933,693
47,776	Galp Energia Sgps Sa	456,857
12,425	Imperial Oil Ltd.	538,000
23,280	Kinder Morgan Inc.	387,379
9,090	OMV AG	332,047
550,000	PetroChina Co., Ltd. - H Shares	226,016
44,036	Repsol SA	500,999
27,180	Shell PLC	680,004
16,383	Suncor Energy, Inc.	461,376
15,259	Total Energies SE	715,991
		8,560,474

	Oil & Gas - Pipelines and Transportation: 2.9%
11,720	Enbridge Inc.	$434,812

	Oil Refining & Marketing: 4.9%
6,804	Valero Energy, Corp.	727,007

	Total Common Stocks	$14,700,871
	(cost $18,075,595)

	Total Investments in Securities	14,700,871
	(cost $18,075,595): 98.6%

	Other Assets less Liabilities: 1.4%	203,950

	Net Assets: 100.0%	$14,904,821

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company